Share-Based Compensation (Details 7) (Imaging Taiwan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Imaging Taiwan [Member]
Number of shares, Balance	1,050,000	0
Number of shares, Granted	425,000	1,115,000
Number of shares, Exercised	0	0
Number of shares, Forfeited	(75,000)	(65,000)
Number of shares, Balance	1,400,000	1,050,000
Number of shares, Exercisable	700,000
Weighted average exercise price, Balance	$ 1.004	$ 0
Weighted average exercise price, Granted	$ 1.000	$ 1.004
Weighted average exercise price, Exercised	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.004	$ 1.004
Weighted average exercise price, Balance	$ 1.003	$ 1.004
Weighted average exercise price, Exercisable	$ 1.003
Weighted average remaining contractual term, Balance (in years)	2 years 6 months	3 years 6 months